Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in liabilities arising from financing activities
Changes	in liabilities arising from financing activities for the year ended December 31, 2018 are as follows:

(In millions of won)
				Non-cash transactions
	January 1, 2018		Cash flows from financing activities	Reclassification	Exchange rate effect	Effective interest adjustment	December 31, 2018
Short-term borrowings	~~W~~	—	(720)	—	720	—	—
Current portion of long-term borrowings and bonds		1,452,926	(1,859,098)	1,904,888	54,659	532	1,553,907
Long-term borrowings		2,644,189	3,882,958	(1,345,520)	50,644	—	5,232,271
Bonds		1,506,003	828,169	(559,368)	(4,172)	1,967	1,772,599

	~~W~~	5,603,118	2,851,309	—	101,851	2,499	8,558,777